Condensed Financial Information of the Parent Company - Summary of Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,137,473	$ 163,388	¥ 1,588,278
Total current assets	1,361,319	195,542	2,036,861
Other non-current assets	18,331	2,633
Total assets	1,737,572	249,587	2,375,938
Current liabilities
Accruals and other payables	273,553	39,293	67,674
Ordinary shares to be issued to Everest	258,119	37,076
Warrant liabilities			5,618
Total current liabilities	588,479	84,529	346,158
Convertible promissory notes	68,199	9,796	67,026
Total liabilities	668,090	95,964	415,684
Shareholders' deficit
Ordinary shares (US$0.0001 par value, 500,000,000 shares authorized as of December 31, 2018 and 2019, 8,363,719 shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively)	6	1	6
Treasury stock			(1)
Accumulated other comprehensive income (loss)	70,127	10,074	59,380
Accumulated deficit	(2,494,207)	(358,270)	(1,014,489)
Total shareholders' equity (deficit)	(2,034,695)	(292,264)	(955,104)	¥ (299,795)	¥ (14,512)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	1,737,572	249,587	2,375,938
Parent Company [Member]
Current assets
Cash and cash equivalents	719,269	103,317	603,234
Total current assets	719,269	103,317	603,234
Receivables due from subsidiaries	939,832	134,998	1,455,048
Other non-current assets	18,331	2,633
Total assets	1,677,432	240,948	2,058,282
Current liabilities
Accruals and other payables	117,977	16,946
Ordinary shares to be issued to Everest	258,119	37,076
Warrant liabilities			5,618
Total current liabilities	376,096	54,022	5,618
Convertible promissory notes	68,199	9,796	67,026
Deficit in subsidiaries	163,655	23,507	25,384
Total liabilities	607,950	87,325	98,028
Mezzanine equity
Mezzanine equity	3,104,177	445,887	2,915,358
Shareholders' deficit
Ordinary shares (US$0.0001 par value, 500,000,000 shares authorized as of December 31, 2018 and 2019, 8,363,719 shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively)	6	1	6
Treasury stock			(1)
Additional paid-in capital	389,379	55,931
Accumulated other comprehensive income (loss)	70,127	10,074	59,380
Accumulated deficit	(2,494,207)	(358,270)	(1,014,489)
Total shareholders' equity (deficit)	(2,034,695)	(292,264)	(955,104)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	1,677,432	240,948	2,058,282
Series A Convertible Preferred Shares [Member] | Parent Company [Member]
Mezzanine equity
Mezzanine equity	687,482	98,751	687,482
Series B Convertible Preferred Shares [Member] | Parent Company [Member]
Mezzanine equity
Mezzanine equity	921,243	132,328	921,243
Series C Convertible Preferred Shares [Member] | Parent Company [Member]
Mezzanine equity
Mezzanine equity	1,306,633	187,686	¥ 1,306,633
Series C-1 Convertible Preferred Shares [Member] | Parent Company [Member]
Mezzanine equity
Mezzanine equity	¥ 188,819	$ 27,122